Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Disclosure of Cash and Cash Equivalents

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Cash on hand	360	422
Cash at bank	3,735,995	5,932,433
Cash on deposit	12,831,627	17,542,666

	16,567,982	23,475,521